CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 463.3	$ 531.1	$ 418.7
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation and amortization	395.7	347.9	334.3
Deferred income taxes	41.7	(31.1)	88.1
Share-based compensation expense	39.9	29.2	37.3
Excess tax benefits from share-based payment arrangements	(13.7)	(16.9)	(7.7)
Pension and postretirement plan contributions	(156.6)	(46.6)	(263.7)
Pension and postretirement plan expense	83.1	90.8	82.0
Restructuring, net of cash paid	49.5		22.4
Business write-downs and closures			2.4
Other, net	8.9	1.8	12.9
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(106.0)	(39.3)	45.1
Inventories	(36.1)	18.6	13.0
Other assets	(60.2)	42.4	(30.7)
Accounts payable	60.9	6.8	(25.1)
Other liabilities	(84.9)	15.7	(34.0)
Cash provided by operating activities	685.5	950.4	695.0
INVESTING ACTIVITIES
Capital expenditures	(341.7)	(260.5)	(252.5)
Capitalized software expenditures	(24.3)	(37.2)	(44.8)
Property and other assets sold	3.0	2.6	11.7
Businesses acquired and investments in affiliates, net of cash acquired	(1,633.2)	(43.4)	(14.4)
Sale of businesses		16.0	0.7
Receipt from indemnification escrow		21.0
Deposit into indemnification escrow	(28.1)	(2.1)
Cash used for investing activities	(2,024.3)	(303.6)	(299.3)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	907.1	(66.6)	(244.0)
Long-term debt borrowings	4,238.7
Long-term debt repayments	(1,420.4)	(7.4)	(6.4)
Reacquired shares	(690.0)	(348.8)	(68.8)
Cash dividends paid on common stock	(162.9)	(145.5)	(132.7)
Exercise of employee stock options	89.0	89.2	46.4
Excess tax benefits from share-based payment arrangements	13.7	16.9	7.7
Deferred financing costs	(41.4)
Cash provided by (used for) financing activities	2,933.8	(462.2)	(397.8)
Effect of exchange rate changes on cash and cash equivalents	6.3	(15.9)	9.0
Increase in cash and cash equivalents	1,601.3	168.7	6.9
Cash and cash equivalents, beginning of year	242.3	73.6	66.7
Cash and cash equivalents, end of year	1,843.6	242.3	73.6
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	224.2	209.6	143.5
Interest paid	$ 71.1	$ 63.3	$ 66.4